TAXES ON INCOME, NET (Schedule of Domestic and Foreign taxes of income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax paid during the year for Taxes of income
Domestic (Israel)	$ 54
Foreign (United States)	1
Income Taxes Paid, Net, Total	$ 55	$ 13,517	$ 12